Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2025 Fund
December 31, 2023
AFF25-NPRT3-0224
1.811335.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.38% 1/25/24 to 3/28/24 (b) (Cost $4,112,171)	4,130,000	4,112,879

Domestic Equity Funds - 27.6%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	6,061,913	94,080,891
Fidelity Advisor Series Growth Opportunities Fund (c)	5,164,321	66,258,240
Fidelity Advisor Series Small Cap Fund (c)	2,823,031	34,271,594
Fidelity Series All-Sector Equity Fund (c)	2,897,765	31,208,928
Fidelity Series Commodity Strategy Fund (c)	159,995	14,820,320
Fidelity Series Large Cap Stock Fund (c)	6,457,579	126,181,095
Fidelity Series Large Cap Value Index Fund (c)	843,921	12,422,510
Fidelity Series Opportunistic Insights Fund (c)	3,956,625	74,621,953
Fidelity Series Small Cap Core Fund (c)	22,210	249,859
Fidelity Series Small Cap Opportunities Fund (c)	3,077,387	42,775,683
Fidelity Series Stock Selector Large Cap Value Fund (c)	5,610,736	73,276,213
Fidelity Series Value Discovery Fund (c)	5,050,479	75,151,127
TOTAL DOMESTIC EQUITY FUNDS (Cost $455,965,211)		645,318,413

International Equity Funds - 27.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,701,655	39,687,311
Fidelity Series Emerging Markets Fund (c)	5,231,556	44,258,961
Fidelity Series Emerging Markets Opportunities Fund (c)	10,360,997	179,556,070
Fidelity Series International Growth Fund (c)	6,471,592	110,858,374
Fidelity Series International Small Cap Fund (c)	2,134,431	36,199,949
Fidelity Series International Value Fund (c)	9,508,360	110,962,561
Fidelity Series Overseas Fund (c)	8,541,482	110,783,021
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $475,511,601)		632,306,247

Bond Funds - 43.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	26,514,080	203,097,856
Fidelity Series Emerging Markets Debt Fund (c)	1,547,741	11,994,994
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	418,792	3,924,085
Fidelity Series Floating Rate High Income Fund (c)	238,098	2,150,021
Fidelity Series High Income Fund (c)	1,421,218	11,952,440
Fidelity Series International Credit Fund (c)	206,525	1,648,069
Fidelity Series International Developed Markets Bond Index Fund (c)	10,009,150	87,479,971
Fidelity Series Investment Grade Bond Fund (c)	57,670,994	582,477,039
Fidelity Series Long-Term Treasury Bond Index Fund (c)	19,248,945	112,798,818
Fidelity Series Real Estate Income Fund (c)	242,095	2,297,485
TOTAL BOND FUNDS (Cost $1,170,032,403)		1,019,820,778

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	6,188,814	6,190,052
Fidelity Series Government Money Market Fund 5.43% (c)(e)	28,798,440	28,798,440
Fidelity Series Short-Term Credit Fund (c)	3,059	30,131
TOTAL SHORT-TERM FUNDS (Cost $35,017,818)		35,018,623

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,140,639,204)	2,336,576,940
NET OTHER ASSETS (LIABILITIES) - 0.0%	(317,548)
NET ASSETS - 100.0%	2,336,259,392

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	468	Mar 2024	52,832,813	1,693,352	1,693,352
CBOT 5-Year U.S. Treasury Note Contracts (United States)	745	Mar 2024	81,036,211	1,773,346	1,773,346
CBOT Long Term U.S. Treasury Bond Contracts (United States)	94	Mar 2024	11,744,125	853,716	853,716

TOTAL PURCHASED					4,320,414

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	81	Mar 2024	19,521,000	(648,106)	(648,106)
ICE MSCI EAFE Index Contracts (United States)	29	Mar 2024	3,265,980	(17,708)	(17,708)
ICE MSCI Emerging Markets Index Contracts (United States)	385	Mar 2024	19,898,725	(881,623)	(881,623)

TOTAL SOLD					(1,547,437)

TOTAL FUTURES CONTRACTS					2,772,977
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,112,879.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	4,501,195	42,475,401	40,786,544	162,861	-	-	6,190,052	0.0%
Total	4,501,195	42,475,401	40,786,544	162,861	-	-	6,190,052

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	91,374,595	14,266,508	26,769,615	5,034,331	2,819,214	12,390,189	94,080,891
Fidelity Advisor Series Growth Opportunities Fund	64,615,881	7,846,965	22,561,449	222,026	(503,173)	16,860,016	66,258,240
Fidelity Advisor Series Small Cap Fund	36,489,113	4,185,599	9,725,036	1,356,276	738,708	2,583,210	34,271,594
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	197,518,946	36,253,826	20,379,376	6,501,135	(1,446,024)	(8,849,516)	203,097,856
Fidelity Series All-Sector Equity Fund	33,032,693	1,752,758	7,898,725	1,465,855	167,421	4,154,781	31,208,928
Fidelity Series Canada Fund	44,001,360	2,927,356	10,188,655	1,311,637	2,332,563	614,687	39,687,311
Fidelity Series Commodity Strategy Fund	16,579,970	2,330,584	3,077,703	692,947	(2,652,124)	1,639,593	14,820,320
Fidelity Series Emerging Markets Debt Fund	12,250,924	715,856	1,581,816	578,721	(318,656)	928,686	11,994,994
Fidelity Series Emerging Markets Debt Local Currency Fund	4,140,082	250,659	575,532	194,844	(55,779)	164,655	3,924,085
Fidelity Series Emerging Markets Fund	29,790,027	14,005,521	1,164,789	1,053,779	14,170	1,614,032	44,258,961
Fidelity Series Emerging Markets Opportunities Fund	203,193,460	5,755,191	39,725,888	4,984,372	(516,273)	10,849,580	179,556,070
Fidelity Series Floating Rate High Income Fund	2,207,977	183,799	281,019	162,565	(22,200)	61,464	2,150,021
Fidelity Series Government Money Market Fund 5.43%	24,060,508	11,988,965	7,251,033	1,019,679	-	-	28,798,440
Fidelity Series High Income Fund	12,371,900	703,288	1,447,937	588,649	(145,464)	470,653	11,952,440
Fidelity Series International Credit Fund	1,547,086	59,101	-	59,102	-	41,882	1,648,069
Fidelity Series International Developed Markets Bond Index Fund	92,688,056	6,584,269	12,086,206	3,422,082	(1,196,147)	1,489,999	87,479,971
Fidelity Series International Growth Fund	116,268,955	5,488,307	19,967,060	1,425,326	445,705	8,622,467	110,858,374
Fidelity Series International Small Cap Fund	31,846,802	6,428,634	4,680,508	1,211,557	693,459	1,911,562	36,199,949
Fidelity Series International Value Fund	115,859,018	6,579,730	22,166,022	3,549,421	3,510,341	7,179,494	110,962,561
Fidelity Series Investment Grade Bond Fund	586,053,083	69,321,159	72,484,514	17,791,790	(3,799,374)	3,386,685	582,477,039
Fidelity Series Large Cap Stock Fund	132,653,165	8,398,568	28,322,251	6,718,865	6,799,466	6,652,147	126,181,095
Fidelity Series Large Cap Value Index Fund	13,893,706	1,059,925	3,300,596	501,842	699,675	69,800	12,422,510
Fidelity Series Long-Term Treasury Bond Index Fund	118,766,189	15,957,124	15,378,936	2,733,231	(3,156,478)	(3,389,081)	112,798,818
Fidelity Series Opportunistic Insights Fund	78,797,663	1,451,035	20,212,130	764,952	2,987,136	11,598,249	74,621,953
Fidelity Series Overseas Fund	116,155,567	4,702,120	18,792,866	1,813,126	2,436,629	6,281,571	110,783,021
Fidelity Series Real Estate Income Fund	4,220,745	200,785	2,138,477	169,635	(97,075)	111,507	2,297,485
Fidelity Series Short-Term Credit Fund	27,325	2,199	-	642	-	607	30,131
Fidelity Series Small Cap Core Fund	-	276,437	65,262	4,438	6,480	32,204	249,859
Fidelity Series Small Cap Opportunities Fund	44,651,584	3,312,509	11,022,356	444,913	1,693,455	4,140,491	42,775,683
Fidelity Series Stock Selector Large Cap Value Fund	83,409,567	4,862,558	21,488,530	3,367,871	2,143,348	4,349,270	73,276,213
Fidelity Series Value Discovery Fund	85,217,595	6,903,304	19,845,894	3,482,272	2,848,645	27,477	75,151,127
	2,393,683,542	244,754,639	424,580,181	72,627,881	16,427,648	95,988,361	2,326,274,009

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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